Shareholder Fees	Aug. 28, 2026
EIC Value Fund | EIC Value Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	100.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
EIC Value Fund | EIC Value Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	100.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
EIC Value Fund | EIC Value Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Class Y
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Private Capital Management Value Fund | Private Capital Management Value Fund Class C
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Private Capital Management Value Fund | Private Capital Management Value Fund Class I
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Private Capital Management Value Fund | Private Capital Management Value Fund Class R
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)

[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission.
[2]	A 1.00% CDSC will be assessed when Class C shares are redeemed within 18 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.
[3]	A 1.00% contingent deferred sales charge (“CDSC”) will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of initial purchase.